Related Party Transactions	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 5 — Related Party Transactions

In addition to the agreements discussed in Note 3, in August 2018, the Company entered into services agreements (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined mark-up. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by the Company, RSI or RSG, as applicable, upon 90 days’ written notice. The condensed combined and consolidated financial statements also include third-party expenses that have been paid by RSI, RSG and RSL since the inception of the Company. Total expense, inclusive of base salary, fringe benefits and share-based compensation, is proportionately allocated to the Company based upon the relative percentage of time utilized on the Company’s matters. For the six months ended September 30, 2019, the Company was charged $613,086 by RSI, RSG and RSL of which $551,027 was treated as deemed capital contributions and $62,059 as amounts due to Roivant Sciences Ltd. in the accompanying condensed combined and consolidated financial statements.

On June 11, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $5,000,000 (the “June Promissory Note”). The June Promissory Note was due and payable at the earlier of December 12, 2019 or upon demand by RSL. Subsequently, on August 7, 2019, the Company replaced the June Promissory Note and entered into a convertible promissory note with RSL in the amount of $5,000,000 (the “RSL Convertible Promissory Note”) under the same terms as other convertible promissory notes entered into with RTW Master Fund, Ltd. and RTW Innovation Master Fund, Ltd. (the “RTW Entities”) (See Note 9). On September 26, 2019, each of RSL and the RTW Entities consented to the prepayment of $2,500,000 aggregate principal amount of the RSL Convertible Promissory Note bringing the principal balance of the RSL Convertible Note to $2,500,000.

On July 17, 2019, the Company entered into an interest-free promissory note payable with RSL in the amount of $2,906,750 (the “July Promissory Note”). The July Promissory Note has a 180-day term and is payable on demand upon the expiration of the term. The July Promissory Note along with $150,548 other payables due to Roivant Sciences Ltd. are included in the accompanying condensed combined and consolidated balance sheet as of September 30, 2019.

Note 5 — Related Party Transactions

In addition to the agreements discussed in Note 3, in August 2018, the Company entered into services agreements (the “Services Agreements”) with RSI and RSG, under which RSI and RSG agreed to provide services related to development, administrative and financial activities to the Company during its formative period. Under each Services Agreement, the Company will pay or reimburse RSI or RSG, as applicable, for any expenses it, or third parties acting on its behalf, incurs for the Company. For any general and administrative and research and development activities performed by RSI or RSG employees, RSI or RSG, as applicable, will charge back the employee compensation expense plus a pre-determined markup. RSI and RSG also provided such services prior to the formalization of the Services Agreements, and such costs have been recognized by the Company in the period in which the services were rendered. Employee compensation expense, inclusive of base salary and fringe benefits, is determined based upon the relative percentage of time utilized on Company matters. All other costs will be billed back at cost. The term of the Services Agreements will continue until terminated by us or RSI or RSG, as applicable, upon 90 days’ written notice. The combined and consolidated financial statements also include third-party expenses that have been paid by RSI, RSG and RSL since the inception of the Company. Total expense, inclusive of base salary, fringe benefits and share-based compensation, is proportionately allocated to the Company based upon the relative percentage of time utilized on the Company’s matters. From the inception of the Company through March 31, 2019 the Company was charged $2,270,961 by RSI, RSG and RSL which $2,230,398 and $40,563 were treated as deemed capital contributions and amounts due to Roivant Sciences Ltd. in the accompanying combined and consolidated financial statements, respectively.